Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Operating Lease
Schedule of Lease costs

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2025	2024	2025	2024
Operating lease costs	$26	$26	52	51
Variable lease costs	-	23	-	46
Short-term lease costs	4	72	22	108
	$30	$121	74	205

	For the Year Ended March 31,
	2025	2024
Operating lease costs	$99	$101
Variable lease costs	53	91
Short-term lease costs	108	38
	$260	$230

Schedule of Lease Balance Sheet Information

	September 30,	March 31,
	2025	2025
Assets:
Operating Lease right-of-use asset	$187	$232
Liabilities:
Operating lease liabilities, current	94	89
Operating lease liabilities, long-term	95	143
Total operating lease liabilities	$189	$232

	As of March 31,
	2025	2024
Assets:
Operating Lease right-of-use asset	$232	$67
Liabilities:
Operating lease liabilities, current	89	67
Operating lease liabilities, long-term	143	-
Total operating lease liabilities	$232	$67